Shareholder Report, Holdings (Details) - C000249324	Apr. 30, 2025
StateNew York
Holdings [Line Items]
Percent of Net Asset Value	9.90%
StateVirginia
Holdings [Line Items]
Percent of Net Asset Value	9.00%
StateMaryland
Holdings [Line Items]
Percent of Net Asset Value	8.80%
StateGeorgia
Holdings [Line Items]
Percent of Net Asset Value	7.80%
StateIllinois
Holdings [Line Items]
Percent of Net Asset Value	7.00%
StateTexas
Holdings [Line Items]
Percent of Net Asset Value	6.50%
StateCalifornia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
StateFlorida
Holdings [Line Items]
Percent of Net Asset Value	4.60%
StateWashington
Holdings [Line Items]
Percent of Net Asset Value	3.90%
State Other Line
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Transportation
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Housing
Holdings [Line Items]
Percent of Net Asset Value	11.40%
General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	11.30%
General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Special Tax
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Electric
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Education
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.10%